Geographic information (Details Narrative) - CAD	12 Months Ended
	Dec. 31, 2015	Oct. 30, 2015	May 30, 2015
Geographic Information Details Narrative
Survey project			CAD 13,400,000
Survey project net of applicable local sales taxes			CAD 12,900,000
Additional survey project valued		CAD 1,000,000
Deferred revenue	CAD 500,000